OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT ASSETS [Abstract]
Other non-current assets

20.	OTHER NON-CURRENT ASSETS
Other non-current assets are comprised of the following:

(in thousands of $)	2023	2022
Pre-operational assets (1)	189,023	27,098
Oil derivative instrument (note 27)	105,948	182,795
Gas derivative instrument (note 27)	53,663	196,184
MTM asset on IRS derivatives (note 27)	36,690	54,970
Operating lease right-of-use-assets (2)	7,386	5,653
MTM asset on TTF linked commodity swap derivatives (note 27)	—	39,785
Others (3)	107,096	5,554
Other non-current assets	499,806	512,039
(1) As of December 31, 2023, pre-operational assets comprised of capitalized Mark II FLNG (“Mark II”) project engineering costs, long lead items and deposit for a donor vessel of $59.4 million, $109.8 million and $15.5 million, respectively (2022: $16.7 million, $10.4 million and $nil, respectively).
(2) Operating lease right-of-use-assets mainly comprises of our office premises leases.
(3) Included within “Others” as of December 31, 2023 and 2022 is pre-commissioning contractual cashflows paid by Gimi MS to BP in relation to the Gimi LOA of $105.4 million and $nil, respectively (note 18.3).